Other Current Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Liabilities, Current [Abstract]
Accruals and other liabilities	$ 74.8	$ 64.3
Compensation and benefits	535.0	528.2
Employee-related Liabilities	609.8	592.5
Other Liabilities	233.2	273.7
Accounts Payable, Trade	287.9	272.6
Security Deposit Liability	27.4	81.2
Accrued Income Taxes	77.9	59.6
Accounts Payable and Accrued Liabilities	$ 626.4	$ 687.1